Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0000769218
Registrant Name	AEGON LTD.
Registration File Number	333-287291
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES